Trade and Other Receivables - Summary of Credit Risk Exposure on Trade Receivables (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [line items]
Trade receivable	₽ 21,262	₽ 24,039
Expected credit losses	(6,200)	(6,749)
Current [member]
Trade and other receivables [line items]
Trade receivable	11,907	14,734
Expected credit losses	(169)	(659)
30 days [member]
Trade and other receivables [line items]
Trade receivable	2,154	2,178
Expected credit losses	(59)	(106)
31-60 days [member]
Trade and other receivables [line items]
Trade receivable	504	497
Expected credit losses	(99)	(62)
61-90 days [member]
Trade and other receivables [line items]
Trade receivable	355	199
Expected credit losses	(126)	(57)
91-180 days [member]
Trade and other receivables [line items]
Trade receivable	444	334
Expected credit losses	(134)	(142)
181-365 days [member]
Trade and other receivables [line items]
Trade receivable	659	579
Expected credit losses	(565)	(377)
1 year [member]
Trade and other receivables [line items]
Trade receivable	5,239	5,518
Expected credit losses	₽ (5,048)	₽ (5,346)